Cover	Nov. 16, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41070
Entity Registrant Name	Energem Corp.
Entity Central Index Key	0001879373
Entity Incorporation, State or Country Code	E9
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one redeemable warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one redeemable warrant
Trading Symbol	ENCPU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	ENCP
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ENCPW
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 3, Tower 11, Avenue 5, No. 8
Entity Address, Address Line Two	Jalan Kerinchi, Bangsar South
Entity Address, Address Line Three	Wilayah Persekutuan Kuala Lumpur
Entity Address, Country	MY
City Area Code	+(60)
Local Phone Number	3270 47622